CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Jun. 07, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 07, 2007	0	0
Shares issued to founders for intellectual property	0	589	87,161	0	87,750
Shares issued to founders for intellectual property (in shares)	0	589,014
Common Stock Issued	0	66	9,684	0	9,750
Common Stock Issued (in shares)	0	65,446
Stock based compensation	0	0	24,187	0	24,187
Net loss	0	0	0	(537,001)	(537,001)
Balance at Dec. 31, 2007	0	655	121,032	(537,001)	(415,314)
Balance (in shares) at Dec. 31, 2007	0	654,460
Stock based compensation	0	0	72,563	0	72,563
Net loss	0	0	0	(202,262)	(202,262)
Balance at Dec. 31, 2008	0	655	193,595	(739,263)	(545,013)
Balance (in shares) at Dec. 31, 2008	0	654,460
Conversion of senior convertible notes into Preferred stock in June 2009 ($0.13 per share)	0	7,200	192,800	0	200,000
Conversion of senior convertible notes into Preferred stock in June 2009 ($0.13 per share) (in shares)	0	7,200,000
Capital contribution in June 2009	0	0	23,725	0	23,725
Shares issued to directors	0	31	4,649	0	4,680
Shares issued to directors (in shares)	0	31,414
Net loss	0	0	0	(220,834)	(220,834)
Balance at Dec. 31, 2009	0	7,886	414,769	(960,097)	(537,442)
Balance (in shares) at Dec. 31, 2009	0	7,885,875
Conversion of demand notes into capital stock in July 2010 ($0.23 per share)	0	2,095	477,905	0	480,000
Conversion of demand notes into capital stock in July 2010 ($0.23 per share) (in share)	0	2,094,547
Conversion of accrued interest on demand notes into capital stock in July 2010 ($0.23 per share)	0	301	68,777	0	69,078
Conversion of accrued interest on demand notes into capital stock in July 2010 ($0.23 per share) (in shares)	0	301,430
Shares issued to founders for intellectual property	0	1,309	294,191	0	295,500
Shares issued to founders for intellectual property (in shares)	0	1,308,921
Issuance of capital stock	0	5,856	1,336,145	0	1,342,001
Issuance of capital stock (in shares)	0	5,856,005
Shares issued to directors	0	588	139,294	0	139,882
Shares issued to directors (in shares)	0	587,705
Net loss	0	0	0	(1,964,470)	(1,964,470)
Balance at Dec. 31, 2010	0	18,035	2,731,081	(2,924,567)	(175,451)
Balance (in shares) at Dec. 31, 2010	0	18,034,483
Issuance of capital stock	0	2,670	609,330	0	612,000
Issuance of capital stock (in shares)	0	2,670,548
Shares issued to directors	0	1,962	433,689	0	435,651
Shares issued to directors (in shares)	0	1,961,636
Common stock issued in connection with the share exchange transaction in October 2011	0	4,000	(4,000)	0	0
Common stock issued in connection with the share exchange transaction in October 2011 (in shares)	0	4,000,000
Common Stock Issued	0	400	143,600	0	144,000
Common Stock Issued (in shares)	0	400,000
Net loss	0	0	0	(3,470,113)	(3,470,113)
Balance at Dec. 31, 2011	0	27,067	3,913,700	(6,394,680)	(2,453,913)
Balance (in shares) at Dec. 31, 2011	0	27,066,667
Common stock issued in January 2012 to holders of convertible debentures ($0.62 per share)	0	594	367,686	0	368,280
Common stock issued in January 2012 to holders of convertible debentures ($0.62 per share) (in shares)	0	594,000
Issuance of capital stock	0	6,618	3,625,693	0	3,632,311
Issuance of capital stock (in shares)	0	6,617,765
Warrants issued in January 2012 to holders of convertible debentures	0	0	83,289	0	83,289
Warrants issued to placement agent in January 2012	0	0	6,126	0	6,126
Warrants reclassified to equity upon expiry of reset provisions	0	0	3,938,946	0	3,938,946
Common stock issued in December 2012 to holders of convertible debentures ($0.30 per share	0	2,367	707,633	0	710,000
Common stock issued in December 2012 to holders of convertible debentures ($0.30 per share (in shares)	0	2,366,667
Issuance of common stock and warrants in December 2012 ($0.40 per share) net of transaction expenses of $70,000	0	6,537	2,538,463	0	2,545,000
Issuance of common stock and warrants in December 2012 ($0.40 per share) net of transaction expenses of $70,000 (in shares)	0	6,537,500
Beneficial conversion feature in connection with convertible debentures	0	0	710,000	0	710,000
Capital contribution of accrued interest	0	0	3,111	0	3,111
Stock based compensation	0	0	865,158	0	865,158
Net loss	0	0	0	(9,449,600)	(9,449,600)
Balance at Dec. 31, 2012	$ 0	$ 43,183	$ 16,759,805	$ (15,844,280)	$ 958,708
Balance (in shares) at Dec. 31, 2012	0	43,182,599